Events after the reporting period (Details) € in Millions	Nov. 24, 2023 EUR (€)	Nov. 29, 2023 shares	Nov. 28, 2023 shares	Nov. 16, 2023 USD ($) shares	Nov. 16, 2023 SFr / shares
Major share purchase and investment agreement
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in CHF per share) | SFr / shares					SFr 0.01
Major share purchase and investment agreement | Tencent Mobility Limited
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (in shares) | shares		18,180,000
Fully-diluted share capital		8.00%
Major share purchase and investment agreement | Tencent Mobility Limited | Globetrotter and Holdco
Disclosure of non-adjusting events after reporting period [line items]
Purchase of registered common shares (in shares) | shares				9,090,909
Consideration for purchase from Buyer of registered common shares (in shares) | $				$ 50,000,000.5
Major share purchase and investment agreement | Tencent Mobility Limited | Global Blue Group Holding AG
Disclosure of non-adjusting events after reporting period [line items]
Purchase of registered common shares (in shares) | shares			9,090,909	9,090,909
Consideration for purchase from Buyer of registered common shares (in shares) | $				$ 49,999,999.5
Major credit agreement | Senior Security Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | €	€ 610.0
Borrowings, maturity period	7 years
Major credit agreement | Senior Security Term Loan | Euribor
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	5.00%
Major credit agreement | Senior Secured Revolver Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | €	€ 97.5
Borrowings, maturity period	6 years 6 months
Swingline Facility | €	€ 20.0
Commitment fee	30.00%
Major credit agreement | Senior Secured Revolver Facility | Euribor
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	4.50%
Major credit agreement | Senior Secured Revolver Facility | Euribor | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Effective interest	0.00%